Loans And Allowance For Credit Losses (Average Recorded Loan Balance And Recognized Interest Income On Impaired Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	¥ 1,776,880	¥ 2,101,097
Recognized interest income	19,317	22,436
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	1,210,343	1,407,949
Recognized interest income	10,951	12,528
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	426,503	433,924
Recognized interest income	3,690	3,656
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	41,843	49,815
Recognized interest income	416	544
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	185,578	239,686
Recognized interest income	1,624	1,874
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	123,464	146,283
Recognized interest income	1,291	1,534
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	291,589	355,627
Recognized interest income	2,559	3,188
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	7,643	11,883
Recognized interest income	63	106
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	36,483	48,152
Recognized interest income	374	519
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	38,759	51,191
Recognized interest income	373	497
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	58,481	71,388
Recognized interest income	561	610
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	181,178	189,442
Recognized interest income	1,458	1,537
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	16,214	35,654
Recognized interest income	737	1,525
Residential [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	196,557	288,835
Recognized interest income	2,308	2,931
Card [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	99,853	118,873
Recognized interest income	2,236	2,754
MUAH [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	60,989	60,344
Recognized interest income	1,361	1,161
Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	11,746
Recognized interest income	¥ 266